Net Loss Per Share Attributable to Common Stockholders (Tables)	6 Months Ended
Jul. 31, 2017
Earnings Per Share [Abstract]
Schedule of the Calculation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders
The following table sets forth the calculation of basic and diluted net loss per share attributable to common stockholders during the periods presented (in thousands, except per share data):

	Year Ended January 31,		Six Months Ended July 31,
	2016	2017	2016	2017
			(unaudited)
Numerator:
Net loss	$(203,143)	$(187,317)	$(81,840)	$(286,548)
Denominator:
Weighted-average shares used in computing net loss attributable to common stockholders, basic and diluted	32,724	36,406	36,090	87,293
Net loss per share attributable to common stockholders, basic and diluted	$(6.21)	$(5.15)	$(2.27)	$(3.28)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following outstanding shares of common stock equivalents were excluded from the computation of the diluted net loss per share attributable to common stockholders for the periods presented because their effect would have been anti‑dilutive (in thousands):

	As of January 31,		As of July 31,
	2016	2017	2016	2017
			(unaudited)
Redeemable convertible preferred stock on an as-if converted basis	74,907	74,907	74,907	—
Stock options to purchase common stock	24,835	23,240	23,819	22,211
Restricted stock units	11,228	21,374	14,017	18,172
Shares issuable pursuant to the ESPP	—	—	—	1,004
Total	110,971	119,521	112,744	41,388